Income Taxes - Effective Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate			21.00%	21.00%	21.00%
Effect of flow-through entity			(17.00%)	(21.00%)	(21.00%)
Noncontrolling Interest			(2.00%)	0.00%	0.00%
Fair Value Adjustment for Class G Common Stock			2	0	0
Valuation Allowance			(2.00%)	0.00%	0.00%
Other			(2.00%)	0.00%	0.00%
Income tax expense (benefit)	1.00%	0.00%	0.00%	0.00%	0.00%